Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - Debt instruments measured at fair value through other comprehensive income [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 0	S/ 1,697
Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,377,805	20,912,184
Stage 1 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 1 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	19,331,755	20,160,308
Stage 2 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 2 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,046,050	750,179
Stage 3 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk		1,697
Stage 3 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	1,697
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,946,070	4,261,926
High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,946,070	4,261,926
High grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
High grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	17,208,742	16,648,561
Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	16,385,685	15,898,382
Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	823,057	750,179
Standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	222,993
Sub-standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	222,993
Sub-standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk